Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	$ 132,697,000	$ 136,046,000
Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	78,161,000	81,428,000
Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	38,842,000	36,695,000
Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	15,694,000	17,923,000
United States
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	75,000,000.0	76,800,000
Systems [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	14,349,000	16,541,000
Systems [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	11,264,000	10,022,000
Systems [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	3,173,000	4,609,000
Consumables [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	31,225,000	34,181,000
Consumables [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	20,082,000	19,060,000
Consumables [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	8,661,000	9,382,000
Service [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	43,943,000	42,251,000
Service [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	32,587,000	30,706,000
Service [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	7,496,000	7,613,000
Service [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	$ 3,860,000	$ 3,932,000